Capital Structure, Financial Risk and Related Items - Changes in Share Capital (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital
Shares authorized	65,961,573
Nominal amount	kr 1
Number of shares
Number of shares, at beginning of period	65,718,456	65,545,748	65,074,502
Exercise of warrants	243,117	172,708	471,246
Number of shares, at end of period	65,961,573	65,718,456	65,545,748
Share capital
Share capital, at beginning of period	kr 65.7	kr 65.5	kr 65.1
Exercise of warrants	0.3	0.2	0.4
Share capital, at end of period	kr 66.0	kr 65.7	kr 65.5
Bottom of range [member]
Share capital
Exercise price warrants granted	kr 466.20	kr 31.75	kr 31.75
Top of range [member]
Share capital
Exercise price warrants granted	kr 1,615.00	kr 1,432.00	kr 1,432.00